15. Other Agreements	12 Months Ended
Dec. 31, 2014
Other Agreements
15.Other Agreements

The Scott Group Agreement

On July 21, 2014, we entered into a Consulting Agreement with The Scott Group. Under the agreement, which has a term of sixty (60) days, The Scott Group will provide a variety of public relations services to assist us in increasing our investor base and shareholder awareness and in obtaining sponsorship from the brokerage community. In addition, The Scott Group will assist us with converting our debt. As compensation for the services, we agreed to pay The Scott Group $2,500 per month for the months of July and August 2014 and to issue them 50,000 shares of our common stock. We also extended the agreement through September 2014 for an additional payment of $2,500. For accounting purposes, we valued the common stock as of July 21, 2014, the date of issuance, and recorded a general and administrative expense of $20,000 ($7,500 cash and $12,500 in stock) during 2014.

Agreement with Andrew Loza

On January 5, 2013, we entered into a Consulting Agreement with Andrew Loza, an individual with significant experience in product representation and strategic alliances.  The agreement called for Mr. Loza to provide services in the areas of corporate strategies and retail distribution networks. The agreement has a term of 12 months and is cancelable on 180 days’ notice. In connection with the agreement, we agreed to make monthly payments to Mr. Loza of $5,000 and to issue him 426,599 shares of common stock. The common stock, which was fully vested on January 5, 2013, the date of issuance, was valued at the estimated fair market value of our stock of $0.01 per share. For the year ended December 31, 2013 we recorded general and administrative expenses totaling $67,500 ($60,000 in cash and $7,500 in stock) as a result of this transaction.

Agreement with Anna Rawson

On March 12, 2013, we entered into a Consulting Agreement with Anna Rawson, an individual with extensive experience in the area of product representation, including product endorsement in radio and television interviews as well as public appearances at corporate events.  The agreement called for Ms. Rawson to provide a variety of services including a photo and video shoot, a social media campaign, a media interview campaign and public appearances. In connection with the agreement, we issued Ms. Rawson 100,000 shares of our common stock. The common stock, which was fully vested on March 12, 2013, the date of issuance, was valued at the estimated fair market value of our stock of $0.20 per share. For the year ended December 31, 2013 we recorded marketing expense totaling $20,000 as a result of this transaction.